Submission	Feb. 20, 2026
Submission [Line Items]
Central Index Key	0001880661
Registrant Name	TPG Inc.
Registration File Number	333-277384
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A